Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable, Net (Textual)
Unsettled transactions from credit card payment processors	$ 147,582	$ 135,535
Accounts receivable due from Apple Inc.	$ 76,074	$ 116,427
Percentage of accounts receivable	36.80%	52.60%